Related parties - Outstanding Balances (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Adi Hoess
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	€ 5	€ 2
Thomas Hecht
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	19	16
Ferdinand Verdonck
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	(1)	10
Ulrich Grau
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	16	14
Bernhard Ehmer
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	20	15
Uta Kemmerich-Kell
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	19	0
Harry Welten
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	10	8
Annalisa Jenkins
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	9	8
Mathieu Simon
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	€ 8	€ 7